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                      [LETTERHEAD OF LATHAM & WATKINS LLP]



                                  July 29, 2005



BY ELECTRONIC SUBMISSION


Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C.  20549

         Re:      ValueVision Media, Inc.
                  Registration Statement on Form S-3
                  --------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of ValueVision Media, Inc., a Minnesota corporation (the "Company"), there is hereby transmitted for filing, pursuant to the Electronic Data Gathering, Analysis and Retrieval System, a Registration Statement on Form S-3 (the "Registration Statement"), of the Company for the registration under the Securities Act of 1933, as amended (the "Act"), of 4,604,932 shares of Common Stock, par value $.01 per share, of the Company (the "Shares").

         The Company has arranged to have funds in the amount of $6,360.38 wired to the Commission's account at the Mellon Bank in payment of the registration fee.

         The Company intends to make its request for acceleration of the effective date of the Registration Statement orally, pursuant to Rule 461(a) under the Act. The Company is aware of its obligations under the Act in this regard.

         Please direct any inquiries to the undersigned at (213) 891-8828 or by facsimile at (213) 891-8763.

                                                 Very truly yours,

                                                 /s/ Jason H. Silvera

                                                 Jason H. Silvera

cc:      Nathan E. Fagre, Esq.
         Jim Beaubien, Esq.
         Peter J. Ekberg, Esq.